Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Payables and Accruals [Abstract]
Payroll payable	$ 236,717	$ 156,932
VAT and other taxes payable	222,937	245,739
Refundable deposits (1)	265,178	4,136
Funds received on behalf and payable to third-party vendors (2)	979,551
Others	917,608	311,520
Accrued expenses and other current liabilities	$ 2,621,991	$ 718,327